UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund:  BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock California

            Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 94.9%
Corporate — 4.3%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (a)	$2,020	$2,032,140
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,042,200

		4,074,340
County/City/Special District/School District — 26.6%
Capistrano Unified School District Community Facilities District No. 90-2, Refunding, Special Tax Bonds (BAM), 1.15%, 9/01/18	1,490	1,489,792
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,688,183
County of Los Angeles California, GO, 5.00%, 6/29/18	2,250	2,318,378
County of Los Angeles Redevelopment Refunding Authority, Refunding, Tax Allocation Bonds, Series D, 5.00%, 9/01/18	1,000	1,036,930
County of Riverside California, RB, 2.00%, 6/29/18	5,000	5,045,350
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,406,984
Gilroy Unified School District, GO, 3.00%, 8/01/18	400	406,844
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,193,600
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 9/01/18	380	390,556
Lodi Unified School District California, GO, Refunding, (AGM), 4.00%, 8/01/18	1,000	1,025,780
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	205,224

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	$900	$931,014
Placentia-Yorba Linda Unified School District, COP, Refunding Series A (AGM), 4.00%, 10/01/18	160	164,840
San Marcos Unified School District California, GO, CAB, 0.00%, 8/01/18 (b)	500	495,690
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,742,559

		25,541,724
Education — 9.8%
California Municipal Finance Authority, Refunding RB, Series A, 3.00%, 1/01/18	440	441,227
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,665,350
Series A, 4.00%, 11/01/18	3,000	3,100,080
Series A, 5.00%, 11/01/18	900	939,852
Series AR, 3.00%, 5/15/18	230	233,121
Series S, 5.00%, 5/15/18 (c)	5	5,131
Series S, 5.00%, 5/15/18	1,995	2,047,010

		9,431,771
Health — 6.7%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 10/01/18	750	780,210
California Health Facilities Financing Authority, Refunding RB:
Adventist Health System/West, Series A, 4.00%, 3/01/18	1,000	1,012,320
Sutter Health, Series D, 5.00%, 8/15/18	515	533,288
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/18	1,000	1,025,200
Episcopal Communities & Services, 5.00%, 5/15/18	300	307,167
Huntington Memorial Hospital, Series B, 5.00%, 7/01/18	500	514,470

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued):
Rady Children’s Hospital, Series A, 4.00%, 8/15/18	$1,000	$1,027,280
County of Los Angeles California Redevelopment Authority, Refunding, Tax Allocation Bonds, South Gate Redevelopment Project No. 1 and Claremont Consolidated Redevelopment Project, Series A, 4.00%, 9/01/18	850	872,950
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/18	350	360,766

		6,433,651
Housing — 0.8%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	255	259,100
3.50%, 2/01/19	500	514,310

		773,410
State — 11.1%
State of California, GO, Refunding:
5.00%, 9/01/18	5,900	6,120,483
3.00%, 11/01/18	1,700	1,738,029
5.00%, 11/01/20	20	20,070
Series A, 5.00%, 7/01/18 (c)	560	577,589
Series A, 5.00%, 7/01/18 (c)	160	165,026
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,028
State of California Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,029,797

		10,661,022
Tobacco — 0.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 4.00%, 6/01/18	570	581,953
Transportation — 8.6%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	512,935

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles Department of Airports, RB, Series B, AMT, 4.00%, 5/15/18	$180	$183,339
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	4,280	4,378,440
5.00%, 5/01/19	3,000	3,178,380

		8,253,094
Utilities — 26.4%
California State Department of Water Resources, Refunding RB:
Series H, 5.00%, 5/01/18 (d)	3,500	3,586,800
Series L, 5.00%, 5/01/19	2,000	2,128,740
Series N, 5.00%, 5/01/19	3,500	3,725,295
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,000	1,026,040
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,045,320
City of Tulare California Sewer Revenue, Refunding RB, (AGM), 4.00%, 11/15/18	315	325,669
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,062,460
County of Orange California Water District, Refunding RB, Series A, 4.00%, 8/15/18	100	102,757
Cucamonga Valley California Water District, Refunding RB, Series A (AGM), 4.00%, 9/01/19	325	343,385
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	955	984,624
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,677,200
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	414,412
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	700,947

2	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (b)	$4,590	$4,210,958

		25,334,607
Total Municipal Bonds in California		91,085,572
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	256,534
Total Long-Term Investments (Cost — $90,351,630)— 95.1%		91,342,106

Short-Term Securities
Municipal Bonds — 4.0%
Metropolitan Washington Airports Authority:
0.90%, 11/20/17	1,700	1,700,000

Municipal Bonds	Par (000)	Value
Guam (continued)
Municipal Bonds (continued)
Metropolitan Washington Airports Authority (continued):
0.91%, 12/21/17	$2,100	$2,100,000

Total Municipal Bonds— 4.0%		3,800,000

Money Market Fund — 0.0%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (e)(f)	42,544	42,557
Total Short-Term Securities (Cost — $3,842,557) — 4.0%		3,842,557
Total Investments (Cost — $94,194,187) — 99.1%		95,184,663
Other Assets Less Liabilities — 0.9%		825,707

Net Assets — 100.0%		$96,010,370

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is the rate as of period end.

(b)	Zero-coupon bond.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Annualized 7-day yield as of period end.

(f)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,957,903	(1,915,359)	42,544	$42,557	$16,444	$1,604	$18

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi- annual report.

4	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$91,342,106	—	$91,342,106
Short-Term Securities:
Municipal Bonds	—	3,800,000	—	3,800,000
Money Market Fund	$42,557	—	—	42,557

Total	$42,557	$95,142,106	—	$95,184,663

[1] See above Schedule of Investments for values in each sector.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 20, 2017